FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	£ 3,251	£ 3,111
Commitments	135,098	135,629
Total contingents and commitments	138,349	138,740
Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	134,367	135,245
Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	731	384
Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	514	404
Commitments	67,483	66,983
Total contingents and commitments	67,997	67,387
Not later than one month [member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	67,055	66,964
Not later than one month [member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	428	19
Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	567	720
Commitments	2,947	3,137
Total contingents and commitments	3,514	3,857
Later than one month and not later than three months [member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	2,947	3,137
Later than three months and not later than six months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	237	214
Commitments	4,474	5,966
Total contingents and commitments	4,711	6,180
Later than three months and not later than six months [member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	4,474	5,966
Later than six months and not later than nine months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	236	131
Commitments	6,057	5,563
Total contingents and commitments	6,293	5,694
Later than six months and not later than nine months [Member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	6,055	5,525
Later than six months and not later than nine months [Member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	2	38
Later than nine months and not later than twelve months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	150	205
Commitments	16,215	14,572
Total contingents and commitments	16,365	14,777
Later than nine months and not later than twelve months [Member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	16,123	14,572
Later than nine months and not later than twelve months [Member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	92
Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	665	510
Commitments	17,757	18,047
Total contingents and commitments	18,422	18,557
Later than one year and not later than three years [member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	17,737	18,001
Later than one year and not later than three years [member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	20	46
Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	133	271
Commitments	15,387	16,648
Total contingents and commitments	15,520	16,919
Later than three years and not later than five years [member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	15,374	16,577
Later than three years and not later than five years [member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	13	71
Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	749	656
Commitments	4,778	4,713
Total contingents and commitments	5,527	5,369
Later than five years [member] | Lending commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	4,602	4,503
Later than five years [member] | Other commitments [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments	176	210
Acceptances and endorsements [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	194	71
Acceptances and endorsements [Member] | Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	64	12
Acceptances and endorsements [Member] | Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	83	51
Acceptances and endorsements [Member] | Later than three months and not later than six months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	34	4
Acceptances and endorsements [Member] | Later than six months and not later than nine months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	13
Acceptances and endorsements [Member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities		4
Other contingent liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	3,057	3,040
Other contingent liabilities [member] | Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	450	392
Other contingent liabilities [member] | Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	484	669
Other contingent liabilities [member] | Later than three months and not later than six months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	203	210
Other contingent liabilities [member] | Later than six months and not later than nine months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	223	131
Other contingent liabilities [member] | Later than nine months and not later than twelve months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	150	205
Other contingent liabilities [member] | Later than one year and not later than three years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	665	506
Other contingent liabilities [member] | Later than three years and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	133	271
Other contingent liabilities [member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent Liabilities	£ 749	£ 656